UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22550

Name of Fund: BlackRock Preferred Partners LLC (BPP)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Preferred Partners LLC, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2016 – 06/30/2017

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22550
Reporting Period: 07/01/2016 - 06/30/2017
BlackRock Preferred Partners LLC

======================= BlackRock Preferred Partners LLC =======================

BG UMBRELLA FUND PUBLIC LIMITED COMPANY

Ticker:                      Security ID:  Private
Meeting Date: MAY 26, 2017   Meeting Type: Annual
Record Date:  MAY 26, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To receive and adopt the Report of the  For       For          Management
      Directors' and Auditors' and Financial
      Statements for of the Company for the
      year ended 31 December 2016, and to
      review the affairs of the Company
2     To authorise the Directors to fix the   For       ABSTAIN      Management
      remuneration of the auditors
3     To reappoint Ernst & Young as auditors  For       For          Management
      of the Company

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Partners LLC

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Preferred Partners LLC

Date:	August 25, 2017